UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street

         London, United Kingdom  W1J 0AH

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     August 09, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $2,366,874 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    52253   486892 SH       SOLE                   379331    30217    77344
AMDOCS LTD                     ORD              G02602103   141532  5370325 SH       SOLE                  4137536   348959   883830
AUTODESK INC                   COM              052769106    10913   448000 SH       SOLE                   448000        0        0
BARD C R INC                   COM              067383109    96466  1267630 SH       SOLE                   976146    82463   209021
BECTON DICKINSON & CO          COM              075887109   176430  2658185 SH       SOLE                  2046950   172923   438312
BLACKBAUD INC                  COM              09227Q100    50924  2383757 SH       SOLE                  1855739   155610   372408
BROWN & BROWN INC              COM              115236101    78413  4173834 SH       SOLE                  3216631   271263   685940
CITRIX SYS INC                 COM              177376100    69045  1665715 SH       SOLE                  1282403   108131   275181
DEERE & CO                     COM              244199105    70081  1281388 SH       SOLE                   998354    79511   203523
EBAY INC                       COM              278642103    65013  3377598 SH       SOLE                  2603693   219168   554737
ECOLAB INC                     COM              278865100    81564  1850314 SH       SOLE                  1424738   119876   305700
GREENHILL & CO INC             COM              395259104    80857  1347224 SH       SOLE                  1042280    86004   218940
JONES LANG LASALLE INC         COM              48020Q107    71336  1107176 SH       SOLE                   854522    71710   180944
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    51879   701467 SH       SOLE                   540950    45647   114870
NALCO HOLDING COMPANY          COM              62985Q101    45922  2286612 SH       SOLE                  1760855   148670   377087
NORTHERN TR CORP               COM              665859104   183592  4005781 SH       SOLE                  3108564   262891   634326
PAYCHEX INC                    COM              704326107   102823  4033709 SH       SOLE                  3109561   261728   662420
PLUM CREEK TIMBER CO INC       COM              729251108   114400  3366017 SH       SOLE                  2814940   186705   364372
QUALCOMM INC                   COM              747525103    91525  2839296 SH       SOLE                  2186014   184614   468668
QUANTA SVCS INC                COM              74762E102   136412  6717697 SH       SOLE                  5375230   392965   949502
SCHEIN HENRY INC               COM              806407102   146941  2726696 SH       SOLE                  2101747   176670   448279
SOLERA HOLDINGS INC            COM              83421A104    65138  1833206 SH       SOLE                  1413168   118957   301081
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     1661    24500 SH       SOLE                        0    16000     8500
STRAYER ED INC                 COM              863236105    56909   278878 SH       SOLE                   215042    18040    45796
VARIAN MED SYS INC             COM              92220P105   193330  3767497 SH       SOLE                  2901190   244987   621320
VCA ANTECH INC                 COM              918194101    44181  1817739 SH       SOLE                  1398902   119250   299587
VERISK ANALYTICS INC           CL A             92345Y106    87334  2975774 SH       SOLE                  2291261   193584   490929